Schedule of Components of Deferred Tax Assets and Liabilities (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Net operating loss carryforwards	$ 51,023	$ 41,806
Interest limitation carryforward	5,444	2,861
Tax credit carryforwards	264	264
Allowance for doubtful accounts	757	590
Accrued expenses and other	1,340	1,768
Lease termination	1,869	1,897
Liquidated damages	1,717	2,240
Unearned revenue	3,744	5,383
Stock-based compensation	6,931	4,779
Operating lease liability	118	165
Depreciation and amortization	3,706	3,029
Deferred tax assets	76,913	64,782
Valuation allowance	(65,406)	(50,447)
Total deferred tax assets	11,507	14,335
Prepaid expenses		(101)
Acquisition-related intangibles	(11,972)	(14,596)
Total deferred tax liabilities	(11,972)	(14,697)
Net deferred tax liabilities	$ (465)	$ (362)